Offerings	May 14, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $1.00 per share
Amount Registered | shares	3,400,000
Proposed Maximum Offering Price per Unit	49.23
Maximum Aggregate Offering Price	$ 167,382,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 23,115.45
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement covers any additional shares of the Registrant's common stock (the "Common Stock") that become issuable under the 2026 Equity Incentive Plan (the "2026 Plan") and the Amended and Restated 1997 Employee Stock Purchase Plan (the "ESPP") by reason of any stock dividend, stock split, recapitalization or other similar transaction. (2) Represents additional shares of the Registrant's Common Stock available for issuance under the 2026 Plan. (3) Estimated pursuant to Rule 457(c) and (h) solely for purposes of calculating the registration fee. The price is calculated on the basis of the average of the high and low prices of the Registrant's Common Stock on May 14, 2026, as reported on the Nasdaq Global Select Market.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $1.00 per share
Amount Registered | shares	600,000
Proposed Maximum Offering Price per Unit	41.85
Maximum Aggregate Offering Price	$ 25,110,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,467.69
Offering Note	(4) Represents additional shares of the Registrant's Common Stock available for issuance under the ESPP. (5) Estimated pursuant to Rule 457(c) and (h) solely for purposes of calculating the registration fee. The price is calculated on the basis of the average of the high and low prices of the Registrant's Common Stock on May 14, 2026, as reported on the Nasdaq Global Select Market, multiplied by 85%. Pursuant to the ESPP, the purchase price of a share of the Registrant's Common Stock is 85% of the lesser of the fair market value of the Common Stock on the date of commencement of the offering period or on the last day of the offering period.